Cover	Sep. 15, 2025
Document Information [Line Items]
Document Type	S-1/A
Entity Registrant Name	American Exceptionalism Acquisition Corp. A
Entity Incorporation, State or Country Code	E9
Entity Tax Identification Number	98-1871331
Entity Address, Address Line One	506 Santa Cruz Ave
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Menlo Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94025
City Area Code	650
Local Phone Number	521-9007
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0002079173
Amendment Flag	true
Entity Primary SIC Number	6770
Amendment Description	The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until this registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Chamath Palihapitiya
Entity Address, Address Line One	506 Santa Cruz Ave
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Menlo Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94025
City Area Code	650
Local Phone Number	521-9007